Related Party Transactions (Details)											6 Months Ended	12 Months Ended
	Apr. 24, 2024 USD ($)	Apr. 10, 2024 USD ($)	Apr. 04, 2024 USD ($)	Oct. 13, 2023 USD ($)	Sep. 27, 2023 USD ($)	Aug. 18, 2023 USD ($)	Feb. 05, 2023 USD ($) shares	Jan. 17, 2023 USD ($)	Jan. 17, 2023 GBP (£)	Nov. 14, 2022 GBP (£)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Sep. 24, 2025 USD ($)	Nov. 21, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 13, 2023 NIO (C$)	Sep. 27, 2023 NIO (C$)	Aug. 18, 2023 NIO (C$)	Nov. 14, 2022 USD ($)	Nov. 14, 2022 GBP (£)
Related Party Transactions [Line Items]
Balances payable to related parties											$ 759,995	$ 640,546		$ 302,232
Bear interest amount (in Pounds) | £										£ 200
Matured date								Feb. 01, 2023	Feb. 01, 2023	Jan. 31, 2023
Late fee amount (in Pounds) | £										£ 200
Business development and strategic amount							$ 650,000
Issuance of RSU							24
Common shares (in Shares) | shares							24
Other payables																$ 250,000
Settlement of outstanding debt			$ 136,757
Interest expenses												4,706
Principal amount																		$ 1,192,953
Agreed payment	$ 50,000
Accrued amount												15,969	$ 21,875	15,969	$ 21,875
Additional paid amount												220,030	$ 307,437
Write-off												235,686
Loan agreement amount											1,000,000	1,000,000
Common Shares [Member]
Related Party Transactions [Line Items]
Common shares (in Shares) | shares							28
Director [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management											759,995	640,546		244,933
Interest rate								1.00%	1.00%
J Dhaliwal [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management											48,000	32,000		8,000
G Deol [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management											2,585	2,298		2,192
K Field [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management											24,000	8,000		72,000
D Jenkins [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management											305,225	259,435		160,241
C Cooper [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management											201,392	192,175		2,500
U Chaudhry [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management											104,380	69,333
E Contreras [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management											16,904	17,555
F Juarez [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management												18,382
D Gordon [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management											39,877	$ 41,368
Catalyst [Member]
Related Party Transactions [Line Items]
Received a loan																						$ 30,224	£ 25,000
Mr. Sidhu [Member]
Related Party Transactions [Line Items]
Other payables																		$ 350,395
Debt settlement agreement		$ 353,159	$ 487,295
Halo Note [Member]
Related Party Transactions [Line Items]
Other payables														39,170
Mr. Harvinder Singh [Member]
Related Party Transactions [Line Items]
Debt settlement agreement														48,592
Related Parties [Member]
Related Party Transactions [Line Items]
Interest rate												1.00%
Balance receivable														$ 368,172
First Towers & Fiber Corp., [Member]
Related Party Transactions [Line Items]
Interest rate																	2.00%
Loan agreement amount												423,000
F Suarez [Member]
Related Party Transactions [Line Items]
Remuneration payable to key management											$ 17,632	18,382
RSUs [Member]
Related Party Transactions [Line Items]
Issuance of RSU							28
Unsecured Debenture [Member]
Related Party Transactions [Line Items]
Additional loan								$ 48,666	£ 45,000
Interest rate								0.75%	0.75%									7.00%
Unsecured Debenture [Member] | Halo Note [Member]
Related Party Transactions [Line Items]
Principal amount														$ 44,954
Loan [Member]
Related Party Transactions [Line Items]
Received a loan						$ 17,714															C$ 24,000
Interest rate						18.00%															18.00%
Maturity period						12 months
Interest expenses												1,076		3,157
Loan [Member] | First Towers & Fiber Corp., [Member]
Related Party Transactions [Line Items]
Loan																	$ 350,000
Loan One [Member]
Related Party Transactions [Line Items]
Received a loan					$ 2,219															C$ 3,000
Interest rate					18.00%															18.00%
Maturity period					12 months
Interest expenses												134		395
Loan Two [Member]
Related Party Transactions [Line Items]
Received a loan				$ 29,258															C$ 40,000
Interest rate				18.00%															18.00%
Maturity period				12 months
Interest expenses												$ 1,793		$ 5,259